Pension and Postretirement Benefit Plans and Defined Contribution Plans - Long-term Target Asset Allocations Ranges and the Percentage of the Fair Value of Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Total target allocation percentage	100.00%
Cash and cash equivalents, percentage of plan assets	2.90%	17.60%
Equity securities, percentage of plan assets	45.90%	36.00%
Debt securities, percentage of plan assets	35.50%	30.40%
Real estate and other investments, percentage of plan assets	15.70%	16.00%
Equity securities, percentage of plan assets	100.00%	100.00%
U.S. Qualified Pension Plans [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents, target allocation percentage, minimum	0.00%
Real estate and other investments, target allocation percentage, minimum	10.00%
U.S. Qualified Pension Plans [Member] | Minimum [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	25.00%
U.S. Qualified Pension Plans [Member] | Minimum [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	30.00%
U.S. Qualified Pension Plans [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents, target allocation percentage, maximum	5.00%
Real estate and other investments, target allocation percentage, maximum	15.00%
U.S. Qualified Pension Plans [Member] | Maximum [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, maximum	50.00%
U.S. Qualified Pension Plans [Member] | Maximum [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, maximum	55.00%
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Total target allocation percentage	100.00%
Cash and cash equivalents, percentage of plan assets	3.90%	4.40%
Equity securities, percentage of plan assets	51.60%	50.00%
Debt securities, percentage of plan assets	31.00%	32.70%
Real estate and other investments, percentage of plan assets	13.50%	12.90%
Equity securities, percentage of plan assets	100.00%	100.00%
International Pension Plans [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents, target allocation percentage, minimum	0.00%
Real estate and other investments, target allocation percentage, minimum	10.00%
International Pension Plans [Member] | Minimum [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	25.00%
International Pension Plans [Member] | Minimum [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	30.00%
International Pension Plans [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents, target allocation percentage, maximum	5.00%
Real estate and other investments, target allocation percentage, maximum	15.00%
International Pension Plans [Member] | Maximum [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, maximum	50.00%
International Pension Plans [Member] | Maximum [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, maximum	55.00%
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Total target allocation percentage	100.00%
Cash and cash equivalents, percentage of plan assets	4.40%	4.60%
Equity securities, percentage of plan assets	20.10%	9.70%
Debt securities, percentage of plan assets	15.50%	8.10%
Real estate insurance contracts and defined benefit plan other investments, percentage of plan assets	60.00%	77.60%
Equity securities, percentage of plan assets	100.00%	100.00%
Postretirement Plans [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents, target allocation percentage, minimum	0.00%
Real estate, insurance contracts and other investments, target allocation percentage, minimum	55.00%
Postretirement Plans [Member] | Minimum [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	10.00%
Postretirement Plans [Member] | Minimum [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, minimum	5.00%
Postretirement Plans [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash and cash equivalents, target allocation percentage, maximum	5.00%
Real estate and other investments, target allocation percentage, maximum	70.00%
Postretirement Plans [Member] | Maximum [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, maximum	35.00%
Postretirement Plans [Member] | Maximum [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity and debt securities, target allocation percentage, maximum	30.00%